CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Current assets:
Cash and cash equivalents (note 4)	$ 11,267	$ 10,028
Accounts receivable, net (note 5)	2,223	3,403
Inventories, net (note 6)	2,933	2,265
Prepaid expenses and other current assets	749	714
Total current assets	17,172	16,410
Goodwill	77	77
Property, plant and equipment, net (note 7)	770	954
Long-term deposits	111	111
Investments in equity method investees (note 8)
TOTAL ASSETS	18,130	17,552
Current liabilities:
Accounts payable	900	2,391
Accrued expenses and other current liabilities (note 9)	3,982	3,053
Income tax payable	803	328
Dividend payable	623	438
Total current liabilities	6,308	6,210
Deferred income taxes (note 3)	32	32
Total liabilities	6,340	6,242
Shareholders' equity:
Common shares, $0.01 par value (Authorized: 20,000,000 shares; 3,801,874 shares as of March 31, 2017, 2018, issued and outstanding)	38	38
Additional paid-in capital	11,370	11,370
Retained profits	347	13
Treasury shares, at cost - 5,049 shares as of March 31, 2017 and 2018 (note 11)	(14)	(14)
Accumulated other comprehensive loss		(136)
Total Highway Holdings shareholder's equity	11,741	11,271
Non-controlling interest	49	39
Total Equity	11,790	11,310
TOTAL LIABILITIES AND EQUITY	$ 18,130	$ 17,552